Income Tax Expense - Reconciliations of Effective Income Tax Rates (Parenthetical) (Detail)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of effective tax rate [Line Items]
Effective tax rate	[1]	30.60%	30.60%	30.60%
Effective corporation tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate		23.20%	23.20%	23.20%
Effective local corporation tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate		2.40%	2.40%	2.40%
Effective inhabitant tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate		2.40%	2.40%	2.40%
Effective enterprise tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate		2.60%	2.60%	2.60%

[1]	The effective statutory tax rate in Japan for the fiscal years ended March 31, 2026, 2025 and 2024 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, all of which are payable by corporate entities on taxable profits under the tax laws in Japan. The statutory tax rate in Japan has been changed from the fiscal year beginning April 1, 2026 reflecting the changes in Japanese corporation tax rates as mentioned in Note 23 “Deferred Income Tax.”